Trade and other receivables, net	12 Months Ended
Dec. 31, 2021
Trade and other receivables, net
Trade and other receivables, net

7.    Trade and other receivables, net

(a)	This caption is made up as follows

	2021	2020
	US$(000)	US$(000)
Trade receivables, net (b)
Domestic clients	135,811	129,283
Foreign clients	31,233	46,612
Related entities, note 32(b)	4,626	6,073
	171,670	181,968
Allowance for expected credit losses (i)	(22,276)	(22,128)
	149,394	159,840
Other receivables
Tax claims (c)	601,056	62,373
Value added tax credit	35,228	44,389
Other accounts receivables to third parties	28,361	28,277
Restricted time deposits (d)	29,242	—
Tax deposits (e)	12,711	12,413
Advances to suppliers	10,921	20,569
Due from for sales of assets (f)	7,481	8,233
Interest receivable	2,608	2,648
Refund applications of value added tax (g)	2,488	581
Related entities, note 32(b)	2,298	2,312
Public Works Tax Deduction	1,527	—
Bank accounts in trust (h)	359	376
Loans to third parties	350	218
Loans to personnel	460	408
Other minor	401	257
	735,491	183,054
Allowance for expected credit losses (i)	(8,621)	(9,717)
	726,870	173,337
Total trade and other receivables, net	876,264	333,177

Classification by maturity:
Current portion	240,432	230,830
Non-current portion	635,832	102,347
Total trade and other receivables, net	876,264	333,177

Classification by nature:
Financial receivables	837,021	288,207
Non-financial receivables	39,243	44,970
Total trade and other receivables, net	876,264	333,177

Classification by measurement:
Trade receivables (not subject to provisional pricing)	15,417	33,287
Trade receivables (subject to provisional pricing)	133,977	126,553
Other accounts receivables	726,870	173,337
Total trade and other receivables, net	876,264	333,177

(b)

Trade accounts receivable are denominated in U.S. dollars, are neither due nor impaired (except for those included in our allowance for expected credit losses, see (i)) do not yield interest and have no specific guarantees.

(c)

Corresponds to forced payments of tax debts that are in litigation and that, in the opinion of management and its legal advisors, a favorable result should be obtained in the judicial and administrative processes that have been initiated, see note 31(d):

	Payment	2021	2020
Detail	Date	US$(000)	US$(000)

Buenaventura -
Payment of tax debt for fiscal year 2007 - 2008.	July - 2021	398,548	—
Payment of tax debt for fiscal year 2010.	July - 2021	89,733	—
Payment of tax debt for fiscal year 2009.	July - 2021	48,654	—
SUNAT seizure for payment on account from January to December 2009; January and February 2010.	December - 2019	30,255	33,240
Forced payment of part of the tax liability debt for fiscal year 2007.	November and December - 2020	18,130	19,918
SUNAT seizure for payment on account on Income Tax 2007-2008	January - 2021	4,823	—
Payment of the tax liability debt imputed by SUNAT in the IGV inspection process January-December 2014 to benefit from the gradual nature of the fine.	November - 2020	1,193	1,311
Inminsur's tax liability debt (absorbed by Buenaventura), by the inspection process for the years 1996-1997 and claimed in court.	May - 2017	754	1,403
Claim payment to OSINERGMIN for the year 2014.	August - 2021	587	—
Forced payment of part of the tax debt for fiscal year 2010.	December - 2020	452	498
		593,129	56,370

El Brocal -
Payment under protest of the tax liability for fiscal year 2011.	June 2014	2,113	2,322
Forced payment of part of the tax debt for fiscal year 2014.	January 2021	1,225	—
Payment of the fine for the benefit of reducing the fine for fiscal year 2015.	January 2020	251	402
		3,589	2,724
Río Seco -
Forced payment of part of the VAT tax liability for 2012.	July to September 2019	3,162	3,279

La Zanja -
Forced payment of part of the tax debt for fiscal year 2013 - 2015.	April 2021	853	—
Chaupiloma -
SUNAT seizure for income tax for fiscal year 2011	September 2021	323	—
		601,056	62,373

(d)

Corresponds to a restricted time deposit held by Minera La Zanja S.R.L. in favor of Ministry of Energy and Mines signed on January 15, 2021 until January 12, 2022 to secure current mine closure plans of its mining units and exploration projects.

(e)	Corresponds to deposits held in the Peruvian State bank, which only can be used to offset tax obligations that the Group has with the Tax Authorities.
(f)

During the first quarter of 2020, US$21,023,000 were collected related to the contract for the sale of energy transmission systems in the areas of Huancavelica, Trujillo, Cajamarca, Callalli - Ares and Lorema with Conelsur LT S.A.C. realized on September 5, 2019.

As of December 31, 2021 and 2020, the account receivable for the sale of assets corresponds mainly to the balance for the sale of Mallay mining unit, see note 1(c).

(g)Corresponds mainly to current year refunds applications that are pending as of December 31, 2021.

(h)

Corresponds mainly to collections that are deposited into restricted bank accounts that only can be used for the payment of financial obligations held by the subsidiary Empresa de Generación Huanza S.A. (hereafter “Huanza”), according to the finance lease signed with Banco de Crédito del Perú in 2009. Below is presented the movement:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Beginning balance	376	2,510	2,782
Increase	—	—	166
Decrease	(17)	(2,134)	(438)

Final balance	359	376	2,510

(i)	Below is presented the movement in the allowance for expected credit losses:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Beginning balance	31,845	32,022	32,102

Provision for other receivables, note 28(a)	409	4	25
Provision for trade receivables, note 25	—	126	—
Provision of the year	409	130	25
Foreign exchange difference	(197)	(307)	57
Write off during the year	(1,160)	—	(162)

Final balance	30,897	31,845	32,022

Trade receivables	22,276	22,128	22,016
Other receivables	8,621	9,717	10,006

	30,897	31,845	32,022

The allowance for expected credit losses of other receivables is related to accounts receivable from third parties. There are no allowance for expected credit losses of related parties' accounts as they are expected to be fully recoverable.

In the opinion of the Group’s management, the balance of the allowance for expected credit losses is sufficient to cover adequately the risks of non-payment as of the consolidated statement of financial position.

Minera Yanacocha SRL and subsidiary [Member]
Trade and other receivables, net
Trade and other receivables, net

6.     Trade and other receivables, net

(a)	This caption is made up as follows:

	2021	2020
	US$(000)	US$(000)

Trade receivables, net
Foreign clients (subject to provisional pricing)	544	16,919

Other receivables
Advances to suppliers	9,596	7,095
Other (b)	3,698	2,728
Related entities, note 25(c)	2,051	2,300
Tax claims	349	386
Credit of tax on net assets	—	21,676

	15,694	34,185

Allowance for expected credit losses (b)	(1,384)	(1,384)
	14,310	32,801

Total trade and other receivables, net	14,854	49,720

By maturity:
Current	14,854	28,044
Non-current	—	21,676

Total	14,854	49,720

Classification by nature:
Financial receivables	14,505	27,658
Non-financial receivables	349	22,062
	14,854	49,720

The trade receivables are related to concentrate sold (copper and silver by-products). At December 31, 2021 and 2020 there were no material collectability issues that required an additional allowance for expected credit losses on the trade receivable balance.

Trade receivables (not subject to provisional pricing) are non-interest bearing and are generally negotiated on terms of 30 days.

(b)	The allowance for expected credit losses had the following movement during the years 2021, 2020 and 2019:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Opening balance	1,384	1,384	1,384

Additions/Deductions	—	—	—

Ending balance	1,384	1,384	1,384

The allowance for credit losses is related to specific account receivables from previous years.